Net revenues (Tables)	12 Months Ended
Dec. 31, 2025
Net Revenues
Schedule of net revenues by billing

	2025	2024	2023
Gross billing	3,286,668	3,018,937	2,839,597
Billing from products	3,194,857	2,925,797	2,731,872
Billing from freight, contracting insurance services and others	91,811	93,140	107,725
Taxes on sales	(282,378)	(249,202)	(263,979)
Return of products sales	(2,235)	(3,254)	(2,385)
Net revenues	3,002,055	2,766,481	2,573,233

Schedule of net revenues breakdown

	2025	2024	2023
Zinc	1,590,330	1,687,043	1,682,711
Lead	538,946	364,613	321,803
Copper	504,967	359,935	263,376
Silver	107,915	80,167	61,594
Other products	168,086	181,583	136,024
Freight, insurance services and others	91,811	93,140	107,725
Net revenues	3,002,055	2,766,481	2,573,233

Taxes on sales	282,378	249,202	263,979
Return of products sales	2,235	3,254	2,385
Gross billing	3,286,668	3,018,937	2,839,597

Schedule of revenues by geographical location

	2025	2024	2023
Peru	965,501	833,918	654,216
Brazil	654,337	601,041	559,786
United States	233,387	166,904	168,965
Singapore	208,650	234,846	229,278
Switzerland	136,132	224,292	209,312
South Korea	99,208	60,423	39,985
Chile	94,785	78,215	83,459
United Kingdom	85,203	62,589	14,815
Argentina	79,698	81,503	94,144
Luxembourg	66,523	71,285	78,474
Austria	47,390	42,758	47,919
Taiwan	39,045	30,455	26,901
Colombia	38,570	31,209	36,066
South Africa	36,462	39,446	41,350
Turkey	30,877	20,593	26,606
Germany	20,983	23,222	16,274
Belgium	19,782	9,011	19,824
Ecuador	14,515	11,088	14,554
China	13,114	7,570	65,910
France	11,989	3,395	7,129
Sweden	11,821	842	-
Japan	11,248	39,712	32,054
Netherlands	9,055	5,457	16,045
Vietnam	9,010	18,724	5,006
Other	64,770	67,983	85,161
Net revenues	3,002,055	2,766,481	2,573,233

Schedule of revenues by currency

	2025	2024	2023
USD	2,432,165	2,239,869	2,050,053
Brazilian Real (“BRL”)	569,890	526,612	523,180
Net revenues	3,002,055	2,766,481	2,573,233